SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - Consolidated subsidiaries - Non Life - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs	[1]	$ 700,090	$ 700,694	$ 617,537
Liability for Unpaid Losses and Loss Expenses	[1]	13,151,309	12,725,631	12,047,792
Unearned Premiums	[1]	2,739,585	2,743,406	2,498,426
Premiums Earned	[1]	5,838,466	5,611,452	5,329,556
Losses and Loss Expenses Incurred Related to - Current year	[1]	3,229,633	3,533,087	3,637,671
Losses and Loss Expenses Incurred Related to - Prior year	[1]	(47,293)	(219,853)	(194,426)
Acquisition Costs	[1]	1,454,373	1,430,121	1,279,039
Paid Losses and Loss Expenses	[1]	2,732,602	2,658,136	2,972,995
Premiums Written	[1]	$ 5,848,323	$ 5,898,750	$ 5,510,828

[1]	(1) Includes the Company's P&C and Specialty segments.